SHORT TERM LOAN PAYABLE (Details Narrative)	9 Months Ended
Sep. 30, 2025 USD ($)
Short-Term Debt [Line Items]
Debt instrument face amount	$ 87,720.00
Received cash to fund	60,000
Incurred amount	$ 9,326
Interest rate	22.00%
Escrow deposit amount	$ 199,282,051
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest rate	12.00%
March Fifteen Two Thousand Twenty Six [Member]
Short-Term Debt [Line Items]
Debt instrument periodic paymet	$ 43,523
April To July Two Thousand Twenty Six [Member]
Short-Term Debt [Line Items]
Debt instrument periodic paymet	$ 10,880.75